LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

13.  LEASES

a.	The Group as a lessee

The Group leases several assets including land rights, building, transmission installation and equipment, vehicles, and others which used in operations, which generally have lease term between 1 and 33 years.

The carrying amounts of right-of-use assets recognized and the movements during the year are as follows:

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2024	6,134	462	16,058	519	851	24,024
Additions	1,738	198	7,340	241	920	10,437
Deductions and reclassifications	(152)	(1)	(368)	(2)	(16)	(539)
Depreciation expense	(1,110)	(192)	(3,615)	(266)	(268)	(5,451)
As at December 31, 2024	6,610	467	19,415	492	1,487	28,471
Additions	2,320	138	4,473	413	99	7,443
Deductions and reclassifications	(124)	49	(832)	(12)	—	(919)
Depreciation expense	(1,170)	(193)	(3,950)	(310)	(39)	(5,662)
As at December 31, 2025	7,636	461	19,106	583	1,547	29,333

The carrying amounts of the lease liabilities and the movements during the year are as follows:

	2024	2025

As at January 1	20,302	23,925
Accretion of interest	1,348	1,469
Additions (Note 36a)	10,424	7,443
Deductions	(8,149)	(8,345)
As at December 31	23,925	24,492
Current	(5,447)	(5,945)
Non-current	18,478	18,547

The maturity analysis of lease payments is as follows:

	2024	2025
No later than a year	6,640	7,201
Later than 1 year and no later than 5 years	14,184	14,676
Later than 5 years	8,411	7,516
Total lease payments	29,235	29,393
Interest	(5,310)	(4,901)
Net present value of lease payments	23,925	24,492
Current	(5,447)	(5,945)
Non-current	18,478	18,547

In 2024 and 2025, the total fair values of land rights of the Group amounted to Rp29,612 billion and Rp31,111 billion, respectively.

The Group also has certain leases with lease terms of twelve months or less and low-value leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments.

The following are the amounts recognized in profit or loss:

	2024	2025
Depreciation expense of right-of-use assets	5,451	5,662
Expense relating to short-term leases	3,689	4,638
Interest expense on lease liabilities	1,348	1,469
Expense relating to leases of low-value assets	4	16

b.	The Group as a lessor

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 29 years and with expiry dates between 2026 and 2039. Periods may be extended based on the agreement by both parties.

The minimum amount of future lease payments and receipts for operating lease agreements are as follows:

	2024	2025
No later than 1 year	6,222	3,188
Later than 1 year and no later than 5 years	8,502	10,670
Later than 5 years	3,518	4,701
Total	18,242	18,559